Share-Based Compensation - Fair Market Value ("FMV") per Class C Time-Based Unit (Details) - $ / shares								9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Nov. 06, 2020	Jun. 11, 2020	Apr. 11, 2019	Dec. 31, 2018	Aug. 02, 2018	Sep. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield								0.00%	0.00%
Time-Based Unit | Class C Preferred Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	60.00%	65.00%	45.00%	45.00%	45.00%	40.00%	40.00%
RF rate	0.06%	0.10%	0.19%	0.19%	1.60%	2.46%	2.45%
Time	21 hours	1 day 2 hours	1 day 16 hours	1 day 16 hours	2 days 7 hours	3 days 2 hours	4 days
FMV Range / Unit at Grant Date, Minimum							$ 0.1700
FMV Range / Unit at Grant Date, Maximum							$ 0.1900
FMV Range / Unit at Grant Date	$ 4.7410	$ 0.4940	$ 0.1510	$ 0.1510	$ 0.1280	$ 0.1510